Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 61,900	$ 61,110	$ 31,610
Receivables:
Trade	64,715	66,196	60,037
Contractual third-party reclamation receivables	8,213	8,487	10,207
Other	1,375	5,086	3,220
Total receivables	74,303	79,769	73,464
Inventories	35,447	39,972	37,734
Restricted investments and bond collateral	16,900	5,998	0
Other current assets	16,643	18,190	16,504
Total current assets	205,193	205,039	159,312
Property, plant and equipment:
Land and mineral rights	278,198	278,188	261,741
Plant and equipment	673,189	657,696	635,720
Gross property, plant and equipment	951,387	935,884	897,461
Less accumulated depreciation, depletion and amortization	461,754	445,848	384,621
Net property, plant and equipment	489,633	490,036	512,840
Advanced coal royalties	7,263	7,311	4,316
Reclamation deposits	75,315	74,921	72,718
Restricted investments and bond collateral	523,483	69,235	87,209
Contractual third-party reclamation receivables, less current portion	88,036	88,303	84,158
Intangible assets, net of accumulated amortization of $14.1 million and $12.4 million at December 31, 2013 and December 31, 2012, respectively	1,099	1,520	3,203
Other assets	17,125	10,320	12,359
Total Assets	1,407,147	946,685	936,115
Current liabilities:
Current installments of long-term debt	48,586	44,343	23,791
Accounts payable and accrued expenses:
Trade	62,598	57,507	52,093
Production Taxes	46,794	41,905	33,228
Workers' compensation	712	717	820
Postretirement medical benefits	13,955	13,955	14,068
SERP	390	390	390
Deferred revenue	16,034	14,068	12,822
Asset retirement obligations	22,227	23,353	22,238
Other current liabilities	24,390	16,790	11,462
Total current liabilities	235,686	213,028	170,912
Long-term debt, less current installments	751,645	295,494	337,198
Workers' compensation, less current portion	6,680	6,744	8,710
Excess of black lung benefit obligation over trust assets	9,376	8,675	8,356
Postretirement medical benefits, less current portion	271,275	270,374	319,775
Pension and SERP obligations, less current portion	23,524	24,176	54,250
Deferred revenue, less current portion	43,299	46,567	56,891
Asset retirement obligations, less current portion	259,036	256,511	241,609
Intangible liabilities, net of accumulated amortization of $12.4 million at December 31, 2013 and $11.4 million at December 31, 2012, respectively	5,339	5,606	6,625
Other liabilities	7,503	7,389	18,020
Total liabilities	1,613,363	1,134,564	1,222,346
Shareholders' deficit:
Preferred stock of $1.00 par value Authorized 5,000,000 shares; Issued and outstanding 159,960 shares at December 31, 2013 and 2012	121	160	160
Common stock of $2.50 par value Authorized 30,000,000 shares; Issued and outstanding 14,592,231 shares at December 31, 2013, and 14,201,411 shares at December 31, 2012, respectively	37,155	36,479	35,502
Other paid-in capital	134,952	134,861	130,852
Accumulated other comprehensive loss	(63,369)	(63,595)	(148,345)
Accumulated deficit	(315,075)	(295,784)	(289,727)
Total Westmoreland Coal Company shareholders' deficit	(206,216)	(187,879)	(271,558)
Noncontrolling interest		0	(14,673)
Total deficit	(206,216)	(187,879)	(286,231)
Total Liabilities and Shareholders' Deficit	$ 1,407,147	$ 946,685	$ 936,115